FAIR VALUE MEASUREMENTS (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Debt Conversion [Line Items]
Number of shares issued (000 omitted)			98,456,000
Debenture principal	$ 2,995,000
Fair value of debenture at conversion date	4,784,000	[1]
Dividend yield (per share)			0.00%	0.00%
Remaining life (years)			4 months 24 days	6 months
Debenture Issuance Date October 2, 2013 [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	2,778
Debenture principal	111,000
Fair value of debenture at conversion date	204,000	[1]
Debenture Issuance Date October 2, 2013 One [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	2,083
Debenture principal	83,000
Fair value of debenture at conversion date	115,000	[1]
Debenture Issuance Date September 6, 2013 [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	16,667
Debenture principal	667,000
Fair value of debenture at conversion date	1,333,000	[1]
Debenture Issuance Date October 2, 2013 Two [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	10,083
Debenture principal	403,000
Fair value of debenture at conversion date	811,000	[1]
Debenture Issuance Date October 2, 2013 Three [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	1,028
Debenture principal	41,000
Fair value of debenture at conversion date	46,000	[1]
Debenture Issuance Date September 6, 2013 One [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	7,500
Debenture principal	300,000
Fair value of debenture at conversion date	498,000	[1]
Debenture Issuance Date October 2, 2013 Four [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	139
Debenture principal	6,000
Fair value of debenture at conversion date	9,000	[1]
Debenture Issuance Date September 6, 2013 Two [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	6,806
Debenture principal	272,000
Fair value of debenture at conversion date	388,000	[1]
Debenture Issuance Date October 2, 2013 Five [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	3,750
Debenture principal	150,000
Fair value of debenture at conversion date	171,000	[1]
Debenture Issuance Date October 2, 2013 Six [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	13,264
Debenture principal	531,000
Fair value of debenture at conversion date	591,000	[1]
Debenture Issuance Date September 6, 2013 Three [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	3,889
Debenture principal	156,000
Fair value of debenture at conversion date	220,000	[1]
Debenture Issuance Date October 2, 2013 Seven [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	5,208
Debenture principal	208,000
Fair value of debenture at conversion date	301,000	[1]
Debenture Issuance Date October 2, 2013 Eight [Member]
Debt Conversion [Line Items]
Number of shares issued (000 omitted)	1,667
Debenture principal	67,000
Fair value of debenture at conversion date	$ 97,000	[1]
Date Of Valuation October 2, 2013 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	134.00%
Risk-free rate	0.07%
Remaining life (years)	7 months 28 days
Date Of Valuation February 20, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	136.00%
Risk-free rate	0.08%
Remaining life (years)	7 months 10 days
Date Of Valuation January 30, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	136.00%
Risk-free rate	0.06%
Remaining life (years)	7 months 6 days
Date Of Valuation January 30, 2014 One [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	132.00%
Risk-free rate	0.0006%
Remaining life (years)	8 months 1 day
Date Of Valuation March 31, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	133.00%
Risk-free rate	0.0009%
Remaining life (years)	6 months 4 days
Date Of Valuation February 5, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	138.00%
Risk-free rate	0.0007%
Remaining life (years)	6 months 29 days
Date Of Valuation February 10, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	134.00%
Risk-free rate	0.001%
Remaining life (years)	7 months 20 days
Date Of Valuation March 6, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	134.00%
Risk-free rate	0.0008%
Remaining life (years)	6 months
Date Of Valuation March 20, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	131.00%
Risk-free rate	0.0009%
Remaining life (years)	6 months 14 days
Date Of Valuation March 31, 2014 One [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	133.00%
Risk-free rate	0.0007%
Remaining life (years)	6 months 4 days
Date Of Valuation February 12, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	134.00%
Risk-free rate	0.0009%
Remaining life (years)	6 months 22 days
Date Of Valuation February 12, 2014 One [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	134.00%
Risk-free rate	0.009%
Remaining life (years)	7 months 20 days
Date Of Valuation March 4, 2014 [Member]
Debt Conversion [Line Items]
Dividend yield (per share)	0.00%
Exercise price	$ 0.04
Volatility (annual)	132.00%
Risk-free rate	0.0008%
Remaining life (years)	6 months 29 days

[1]	The $4,784 was included with the debt discount in the statement of equity as result of the conversions of the convertible debt.